Provisions	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Provisions
21	PROVISIONS
The following table presents movements by class of provisions for the fiscal years ended March 31, 2024 and 2023.

	Provision for interest repayment	Other provisions	Total
	(In millions)
Balance at April 1, 2022	¥135,123	¥92,661	¥227,784
Additional provisions	29,000	34,141	63,141
Amounts used	(35,707)	(7,794)	(43,501)
Unused amounts reversed	—	(90)	(90)
Amortization of discount and effect of change in discount rate	(182)	141	(41)
Others	—	51	51

Balance at March 31, 2023	128,234	119,110	247,344

Additional provisions	23,000	14,379	37,379
Amounts used	(29,431)	(8,748)	(38,179)
Unused amounts reversed	—	(14,825)	(14,825)
Amortization of discount and effect of change in discount rate	(939)	156	(783)
Others	—	383	383

Balance at March 31, 2024	¥120,864	¥110,455	¥231,319

Provision for Interest Repayment
Japan has two laws restricting interest rates on loans. The Interest Rate Restriction Act sets the maximum interest rates on loans ranging from 15% to 20%. The Act Regulating the Receipt of Contributions, Receipt of Deposits and Interest Rates capped the interest rates on loans at 29.2% up to June 2010. Interest rates on loans greater than the range of
15-20%
but below the maximum allowable of 29.2% were called “gray zone interest,” and many consumer lending and credit card companies were charging interest in this zone
.

In January 2006, judicial decisions strictly interpreted the conditions under which consumer finance companies may retain gray zone interest. As a result, claims for refunds of gray zone interest have increased, and consumer lending and credit card companies have recorded a provision for claims for refunds of gray zone interest.
In December 2006, the Government of Japan made amendments to laws regulating money lenders to implement regulatory reforms affecting the consumer finance industry. As a result, in June 2010, the maximum legal interest rates on loans were reduced to the range of
15-20%,
and gray zone interest was abolished.
The provision for interest repayment is calculated by estimating the future claims for the refund of gray zone interest, taking into account historical experience such as the number of customer claims for a refund, the amount of repayments and the characteristics of customers, and the length of the period during which claims are expected to be received in the future. Of these historical experiences, the number of customer claims for a refund has a significant effect on the amount of the provision, and the historical number of customer claims to the Group was 75 thousand, 85 thousand and 91 thousand for the fiscal years ended March 31, 2024, 2023 and 2022, respectively. The timing of the settlement of these claims is uncertain.
The decrease in the provision for interest repayment for the fiscal year ended March 31, 2024 was primarily due to the use of the provision during the year, which was partially offset by additional provisions as a result of the estimation of the future claims for the refund.

Other Provisions
Other provisions include asset retirement obligations and provisions for loan commitments, reimbursement of deposits, point programs and litigation claims. Most of these provisions occurred in the normal course of business and none of them were individually significant at March 31, 2024 and 2023.